Note 28 - Retained earnings, revaluation reserves and other reserves - Retained earnings, revaluation reserves and other reserves. Breakdown by concepts (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retained earnings, revaluation reserves and other reserves.
Statutory reserve	€ 653,000,000	€ 653,000,000	€ 653,000,000
Restricted Reserves	120,000,000	124,000,000	133,000,000
Revaluation reverse	0	0	3,000,000
Voluntary Reserves	8,117,000,000	8,331,000,000	8,010,000,000
Total Reserves Holding Company	8,890,000,000	9,108,000,000	8,799,000,000
Consolidation Reserves Attributed To The Bank And Dependents Consolidated Companies	21,454,000,000	20,161,000,000	18,018,000,000
Total Retained Earnings Revaluation Reserves And Other Reserves	€ 30,344,000,000	€ 29,269,000,000	€ 26,028,000,000